UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and U.S. Government securities	$ 22,407,610				$ 23,510,129				$ 22,407,610	$ 23,510,129
Distribution payable	(6,035,205)				(9,184,007)				(6,035,205)	(9,184,007)
Unallocated cash and U.S. Government securities	16,372,405				14,326,122				16,372,405	14,326,122
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 11,831,017					11,831,017
Net income	9,993,624	$ 5,126,399	$ 6,676,003	1,611,621	5,083,581	$ 6,150,196	$ 13,911,687	$ 4,910,288	23,407,647	30,055,752	$ 45,559,044
Distributions declared									(18,761,615)
Ending Balance	16,477,049				11,831,017				$ 16,477,049	$ 11,831,017
Distributions declared per unit (in dollars per unit)									$ 1.67	$ 3.36	$ 2.79
Distribution declared per unit									$ 0.46	$ 0.70	$ 1.39
Unallocated Reserve
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				11,831,014				16,805,689	$ 11,831,014	$ 16,805,689	$ 10,606,675
Net income									23,407,647	30,055,752	45,559,044
Distributions declared									(18,761,615)
Ending Balance	16,477,046				11,831,014				16,477,046	11,831,014	16,805,689
Trust Corpus
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 3				$ 3	3	3	3
Ending Balance	$ 3				$ 3				$ 3	$ 3	$ 3